Benefit Plans	12 Months Ended
Jan. 02, 2016
Postemployment Benefits [Abstract]
Benefit Plans
Benefit Plans:

401(k) Plan

The Company maintains a defined contribution benefit plan, which covers substantially all Team Members after one year of service and who have attained the age of 21. The plan allows for Team Member salary deferrals, which are matched at the Company’s discretion. During 2014, GPI also maintained its existing defined contribution plan which allowed for GPI Team Member salary deferrals and discretionary fixed and profit sharing contributions by the Company. The GPI plan was merged into the Advance Auto Part plan at the beginning of fiscal 2015. Company contributions to these plans were $14,626, $15,208 and $10,850 in 2015, 2014 and 2013, respectively.

Deferred Compensation

The Company maintains a non-qualified deferred compensation plan for certain Team Members. This plan provides for a minimum and maximum deferral percentage of the Team Member’s base salary and bonus, as determined by the Retirement Plan Committee. The Company establishes and maintains a deferred compensation liability for this plan. As of January 2, 2016 and January 3, 2015, these liabilities were $17,472 and $16,487, respectively.